Transactions with Related Parties (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended	12 Months Ended
	Feb. 10, 2023	Dec. 20, 2021	Nov. 15, 2021	Jun. 17, 2021	May 14, 2019	Oct. 28, 2015	Jan. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 17, 2021	Jun. 16, 2021
Related Party Transaction [Line Items]
Due to related parties								$ 1,379
Promissory Note [Member]
Related Party Transaction [Line Items]
Promissory note percentage	7.50%			7.50%
Maturity date		Apr. 01, 2024		Apr. 01, 2023
Principal amount	$ 6,000	$ 6,000		$ 3,000							$ 1,000
Interest Payable											433
Interest on promissory note to be settled in common shares				$ 1,000
Debt Instrument, Convertible, Conversion Price												$ 3.6660
Debt Instrument, Convertible, Carrying Amount of Equity Component											$ 1,000
Payment of debt	$ 3,000
Promissory Note [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
issuance of common stock, shares				272,766
Maritime Investors Promissory Note [Member]
Related Party Transaction [Line Items]
Promissory Note						$ 2,500
Promissory note percentage					9.00%	2.75%
Maturity date						Jan. 15, 2017
Principal balance						$ 5,000
Interest rate paid in cash					4.50%
Debt instrument maturity date description					the Company entered into a second amendment to the Amended & Restated Promissory Note which (i) extended the repayment of the outstanding principal, in whole or in part, until the earlier of a) one year after the repayment of the credit facility of Eighthone with Entrust Global Permal (the “Credit Facility”) on September 2023 (see Note 8), b) January 15, 2024 and c) repayment of any Paid-In-Kind (“PIK”) interest and principal deficiency amount under the Credit Facility
Interest rate paid in restricted shares					4.50%
Maritime Investors Promissory Note [Member] | Extended Maturity [Member]
Related Party Transaction [Line Items]
Maturity date						Mar. 31, 2020
Interest rate paid in cash						4.50%
Promissory Note [Member]
Related Party Transaction [Line Items]
Payment of debt							$ 64	113
Interest on debt								$ 69	$ 450	$ 335
Promissory Note [Member] | Accrued and Other Liabilities [Member]
Related Party Transaction [Line Items]
Payment of debt									337	216
Cash payable									113	64
Promissory Note [Member] | Accrued and Other Liabilities [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Interest on promissory note to be settled in common shares										55
Pyxis Maritime Corporation [Member]
Related Party Transaction [Line Items]
Ship management services per day per vessel								$ 0.325
Charter hire agreement commission rate								1.25%
Vessels initial term								5 years
Head management agreement commencement date								Mar. 23, 2020
Management agreements renewal period								5 years
Administration fees payable to related party								$ 1,600
Head management agreement, terms and manner of settlement								In the event of a change of control of the Company during the management period or within 12 months after the early termination of the Head Management Agreement, then the Company will pay to Maritime an amount equal to 2.5 times the then annual Administration Fees. Pursuant to the amendment of this agreement on March 18, 2020, in the event of such change of control and termination, the Company shall also pay to Maritime an amount equal to 12 months of the then daily Ship-management Fees.
Ship-management and administration fees percentage increase								the average rate in Greece was a deflation of 1.23% and, as a result, no adjustment was made to the Ship-management Fees and the Administration Fees for 2022. The average inflation rate in Greece in 2022 was 9.65% and, as a result, an adjustment to the Ship-management Fees and the Administration Fees have been made effective January 1, 2023. Effective January 1, the Ship-Management Fees and the Administration Fees for 2024 were increased by 3.50% in line with the average inflation rate in Greece in 2023 and were $381 per day per ship and $1.9 million annually, respectively.
Pyxis Maritime Corporation [Member] | Pyxis Epsilon [Member]
Related Party Transaction [Line Items]
Base term expired								December 31, 2017
Pyxis Maritime Corporation [Member] | Pyxis Malou [Member]
Related Party Transaction [Line Items]
Base term expired								December 31, 2018
While Vessel is Under Construction [Member]
Related Party Transaction [Line Items]
Ship management services per day per vessel								$ 0.450
Konkar Agencies [Member]
Related Party Transaction [Line Items]
Ship management services per day per vessel								$ 0.850
Charter hire agreement commission rate								1.25%
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties								$ 990	$ 1,028
SPP Shipbuilding Co. Ltd [Member] | Memorandum of Agreement [Member]
Related Party Transaction [Line Items]
Due to related parties										2,995
Interest on promissory note to be settled in common shares		$ 2,170
issuance of common stock, shares		1,034,751
Debt Instrument, Convertible, Carrying Amount of Equity Component										$ 1,325
Payments for Construction in Process			$ 32,000
Business Combination, Assets Arising from Contingencies, Amount Recognized, Other than at Fair Value			31,172
Line of Credit, Current			$ 21,680
Line of credit facility, expiration period			7 years
Cash		$ 4,320
SPP Shipbuilding Co. Ltd [Member] | Memorandum of Agreement [Member] | Secured Debt [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Collateral Fees, Amount			$ 3,000